ENTITY-WIDE DISCLOSURES - Schedule of Group's Revenue From External Customers That Are Divided Into Geographical Areas (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from External Customers	$ 139,914,470	$ 57,710,204
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from External Customers	121,086,499	37,484,524
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from External Customers	$ 18,827,971	$ 20,225,680